United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated International High Income Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.5%
		Telecommunications & Cellular--0.5%
1,285,485	[1]	Jazztel PLC	$585,468
2,500	[1]	Satelites Mexicanos SA de CV, Class INS	125,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,361,575)	710,468
		CORPORATE BONDS--26.6%
		Aerospace & Defense--0.7%
$1,000,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	977,500
		Banking--3.8%
1,750,000	[2,3]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	1,874,039
2,000,000	[2,3]	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	1,997,360
500,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	411,250
1,500,000	[2,3]	VTB Capital SA, Bond, 6.25%, 6/30/2035	1,452,900
		TOTAL	5,735,549
		Broadcast Radio & TV--2.0%
2,500,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	3,008,250
		Building Materials--0.7%
1,000,000	[2,3]	Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020	1,068,500
		Cable & Wireless Television--0.5%
1,210,424		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	792,828
		Container & Glass Products--1.5%
1,300,000		Vitro SA, Note, 11.75%, 11/1/2013	1,355,250
1,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	883,500
		TOTAL	2,238,750
		Hotels, Motels, Inns & Casinos--1.0%
1,500,000	[2,3]	Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011	1,563,750
		Metals & Mining--2.6%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,165,600
1,750,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,655,762
		TOTAL	3,821,362
		Oil & Gas--7.8%
2,960,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	3,443,960
2,200,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,510,640
1,250,000	[2,3]	Gazprom, Series 144A, 5.03%, 2/25/2014	1,719,401
3,000,000	[2,3]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	3,015,000
1,000,000	[2,3]	Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017	862,500
		TOTAL	11,551,501
		Sovereign--2.2%
3,000,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	3,313,500
		State/Provincial--0.3%
1,000,000,000	[2,3]	Bogota Distrito Capital, Sr. Note, Series 144A, 9.75%, 7/26/2028	471,052
		Steel--2.4%
1,200,000	[2,3]	CSN Islands IX Corp., Sr. Note, Series 144A, 10.50%, 1/15/2015	1,428,000
1,825,000	[2,3]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	2,089,625
		TOTAL	3,517,625
		Telecommunications & Cellular--0.4%
5,500,000		America Movil S.A.B. de C.V., Bond, 9.00%, 1/15/2016	539,526
		Utilities--0.7%
1,000,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,052,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $38,425,582)	39,652,193
		FLOATING RATE LOANS—1.6%
900,000	[4]	Carolbrl, 4.051%, 3/3/2008	895,500
1,500,000	[4]	National Factoring Co., 4.625%, 3/28/2008	1,486,875
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $2,393,333)	2,382,375
		GOVERNMENTS/AGENCIES--65.2%
		Sovereign--65.2%
2,217,777		Argentina, Government of, Note, 8.28%, 12/31/2033	1,964,950
6,837,000		Brazil Nota Do Tesouro Nacional, Note, 6.00%, 5/15/2011	6,743,895
5,875,000		Brazil, Government of, 6.00%, 1/17/2017	6,051,250
2,000,000		Colombia, Government of, 8.25%, 12/22/2014	2,311,000
2,821,000,000		Colombia, Government of, 9.85%, 6/28/2027	1,416,558
2,400,000		Colombia, Government of, Note, 7.375%, 1/27/2017	2,644,320
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,338,000
12,415	[5]	Letra Tesouro Nacional, 11.210%, 4/1/2008	7,279,781
3,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	4,015,040
1,376,000		Peru, Government of, 6.55%, 3/14/2037	1,417,280
3,110,000		Philippines, Government of, 9.00%, 2/15/2013	3,599,825
1,250,000		Philippines, Government of, 9.875%, 1/15/2019	1,598,437
1,600,000		Philippines, Government of, Bond, 9.50%, 10/21/2024	2,038,000
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,586,200
2,900,000		Republic of Ecuador, 10.00%, 8/15/2030	2,842,000
2,237,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	2,307,466
10,296,000	[2,3]	Russia, Government of, Unsub., 7.50%, 3/31/2030	11,795,612
3,760,000		Turkey, Government of, 10.00%, 2/15/2012	3,342,565
1,600,000		Turkey, Government of, 6.75%, 4/3/2018	1,626,000
3,280,000		Turkey, Government of, 6.875%, 3/17/2036	3,058,600
3,000,000		Turkey, Government of, 7.00%, 9/26/2016	3,157,500
3,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	3,583,125
9,500,000		United Mexican States, Note, 5.625%, 1/15/2017	9,911,350
1,950,000		United Mexican States, Note, 6.05%, 1/11/2040	1,937,813
2,150,000		Venezuela, Government of, 9.375%, 1/13/2034	2,112,375
3,750,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	3,693,750
4,300,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	3,721,650
		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $92,819,900)	97,094,342
		MUTUAL FUND--4.1%
6,118,299	[6,7]	Prime Value Obligations Fund, Institutional Shares, 3.57% (AT NET ASSET VALUE)	6,118,299
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $142,118,689)[8]	145,957,677
		OTHER ASSETS AND LIABILITIES – NET—2.0%[9]	3,025,047
		TOTAL NET ASSETS—100%	$148,982,724

At February 29, 2008, the Fund had the following outstanding credit default swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc./Merrill Lynch, Pierce, Fenner & Smith	Government of Turkey	Buy	2.35%	2/20/2013	$5,360,000	$ 21,230
Goldman Sachs & Co.	Government of Turkey	Buy	2.38%	2/20/2013	$2,680,000	$7,074
Citibank N.A., New York	Government of Brazil	Buy	1.52%	2/20/2013	$3,000,000	$(9,634)
NET UNREALIZED APPRECIATION ON SWAP CONTRACTS						$18,670

At February 29, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/3/2008	538,848,000 Hungarian Forint	$3,096,828	$(4,471)
3/3/2008	3,961,650 New Turkish Lira	$3,274,091	$(28,167)
3/4/2008	24,002,072 Brazilian Real	$14,391,457	$(198,286)
3/10/2008	544,722,000 Hungarian Forint	$2,989,036	$133,157
Contracts Sold:
3/3/2008	538,848,000 Hungarian Forint	$3,009,147	$(82,059)
3/3/2008	3,961,650 New Turkish Lira	$3,276,935	$34,327
3/4/2008	24,002,072 Brazilian Real	$13,419,099	$(764,873)
3/4/2008	3,927,907 Euro	628,661,453 JPY	$90,309
3/6/2008	3,604,000,000 Colombian Peso	$1,888,394	$(68,363)
3/10/2008	538,848,000 Hungarian Forint	$3,093,627	$5,102
3/10/2008	544,722,000 Hungarian Forint	$3,000,000	$(122,193)
3/10/2008	3,961,650 New Turkish Lira	$3,266,532	$31,638
3/11/2008	3,983,850 Euro	628,661,453 JPY	$9,332
3/26/2008	1,000,000 Euro	$1,479,244	$(37,741)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(1,002,288)

Net Unrealized Appreciation/Depreciation on swap contracts and currency forwards is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $36,756,089, which represented 24.7% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors. At February 29, 2008, these liquid restricted securities amounted to $36,756,089, which represented 24.7% of total net assets.

4
The rate shown represents a weighted average coupon rate on settled positions at year end.  Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.  These loans may be subject to restrictions on resale.  Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

5	Zero coupon bond, reflects effective rate at time of purchase.
6	Affiliated company.
7	7-Day net yield.
8
At February 29, 2008, the cost of investments for federal tax purposes was $142,275,298. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and swap contracts was $3,682,379. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,534,794 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,852,415.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$6,703,767	$(1,002,288)
Level 2 – Other Significant Observable Inputs	$139,253,910	$18,670
Level 3 – Significant Unobservable Inputs	0	0
Total	$145,957,677	$(983,618)

* Other financial instruments include currency forwards and swap contracts..

Federated International Small Company Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--98.6%
		Automobiles & Components--1.3%
190,350		Nokian Renkaat Oyj	$7,852,738
		Banks--1.4%
289,361		Bank of Cyprus Public Co. Ltd.	3,484,148
291,247		Commercial International Bank Egypt	4,910,040
		TOTAL	8,394,188
		Capital Goods--25.3%
278,349		Abengoa SA	9,465,358
126,400		Andritz AG	7,053,192
49,730		Arcadis NV	3,048,781
1,443,609		Ashtead Group PLC	2,167,431
48,773		Bauer AG	3,068,087
21,800		Bekaert NV	2,872,257
180,004		Boskalis Westminster	9,946,422
97,209		Carbone Lorraine	4,045,896
506,000		Chiyoda Corp.	5,082,639
643,531		Fenner PLC	3,291,374
257,013		Gamesa Corporacion Tecnologica SA	10,433,802
3,587,500		Gamuda BHD	4,369,409
315,182		Haulotte Group	6,640,455
1,436,350		IJM Corp. Berhad	3,229,699
372,000		JGC Corp.	6,014,442
128,350		Konecranes Oyj	4,680,108
97,544		MTU Aero Engines GmbH	4,941,171
5,886,900	[1]	Malaysian Res Cp	3,645,094
31,137		Nexans SA	3,409,309
99,230		Obrascon Huarte Lain, SA	3,323,340
243,681	[1]	Prysmian SpA	4,740,423
85,326	[1]	Q-Cells AG	6,796,065
173,131	[1]	SGL Carbon AG	9,493,760
105,200		SNC-Lavalin Group, Inc.	4,598,124
2,972,200		Sembcorp Marine Ltd.	7,613,605
134,304		Solarworld AG	5,989,003
3,893		Sulzer AG	4,477,290
74,645		Tecnicas Reunidas SA	5,081,641
2,136,600		Zelan Bhd	2,203,567
50,100		Zodiac SA	2,608,490
		TOTAL	154,330,234
		Consumer Durables & Apparel--4.0%
4,377,000	[1]	China Dongxiang Group Co.	2,474,733
4,847,000		China Hongxing Sports Ltd.	2,200,077
378,340		Geox SpA	5,544,352
291,443	[1]	Gildan Activewear, Inc.	10,990,316
53,442		Tod's SpA	3,261,878
		TOTAL	24,471,356
		Consumer Services--4.1%
209,895		Intralot SA	3,903,518
16,742		MegaStudy Co. Ltd.	5,805,891
174,431		Punch Taverns PLC	2,218,344
3,299,000		Raffles Education Corp. Ltd.	6,188,057
659,200		Rezidor Hotel Group AB	3,998,208
190,945		Sol Melia SA	2,880,584
		TOTAL	24,994,602
		Diversified Financials--2.9%
167,750		Arques Industries AG	3,520,533
33,240		Partners Group	4,538,093
76,400		TSX Group, Inc.	3,437,127
85,700	[1]	Vostok Gas Ltd., GDR	6,281,481
		TOTAL	17,777,234
		Energy--10.5%
555,500		Banpu Public Co. Ltd., GDR	8,347,056
9,521,000	[1]	Bumi Resources Tbk	7,864,554
545,389	[1]	Dragon Oil PLC	4,894,554
233,774		ERG SPA	4,497,248
106,600		Fred Olsen Energy ASA	5,963,286
101,600		Fugro NV	7,658,292
4,350,000		PT Tambang Batubara Bukit Asam Tbk	5,373,355
738,600	[1]	Paladin Resources Ltd.	4,142,313
120,680		SBM Offshore NV	3,886,409
2,306,000	[1]	Swiber Holdings Ltd.	3,922,546
941,900		Wood Group (John) PLC	7,712,937
		TOTAL	64,262,550
		Food, Beverage & Tobacco--4.2%
482,400		Davide Campari - Milano SpA	4,128,954
44,242		Hite Brewery Co.	5,495,018
1,247,000		Kuala Lumpur Kepong Bhd	7,164,580
2,105		Lindt & Spruengli AG	7,021,674
3,405,000		Synear Food Holdings Ltd.	1,604,090
		TOTAL	25,414,316
		Health Care Equipment & Services--1.9%
70,800		China Medical Technologies, Inc., ADR	3,256,800
204,888		Getinge AB, Class B	5,217,500
204,888	[1]	Getinge AB Rights, Rights	78,917
419,142		Southern Cross Healthcare Ltd.	3,219,324
		TOTAL	11,772,541
		Household & Personal Products--0.8%
1,220,000		Hengan Intlernational Group Co. Ltd.	4,797,224
		Insurance--0.7%
125,300		Industrial Alliance Life Insurance Co.	4,481,138
		Materials--15.7%
248,200		Agrium, Inc.	18,368,187
480,000		Aquarius Platinum Ltd.	7,214,261
62,144		Boehler-Uddeholm AG	6,345,446
5,710,000	[1]	China Energy Ltd.	3,567,675
6,425,000	[1]	China XLX Fertiliser Ltd.	3,962,003
4,408,000	[1]	Hidili Industry International Development Ltd.	7,622,745
198,200	[1]	HudBay Minerals, Inc.	3,785,786
69,211		K&S AG	19,794,710
475,635	[1]	Lundin Mining Corp.	4,064,100
800,000		Tubacex Esp Tubos	7,461,465
265,000		Umicore	13,486,948
		TOTAL	95,673,326
		Media--0.9%
56,597	[1]	Central European Media Enterprises Ltd., Class A	5,202,396
		Pharmaceuticals, Biotechnology & Life Sciences--6.5%
177,250	[1]	Actelion Ltd.	9,260,099
314,072	[1]	Grifols SA	7,164,002
71,700	[1]	ICON PLC, ADR	4,739,370
70,873		Ipsen SA	4,285,531
209,054	[1]	Laboratorios Almirall SA	4,406,180
230,056	[1]	Qiagen NV	5,100,404
67,525		Stada Arzneimittel AG	4,746,749
		TOTAL	39,702,335
		Real Estate--3.5%
34,600	[1]	E-House China Holdings Ltd., ADR	562,596
1,916,000		Great Eagle Holdings	5,802,430
4,430,500	[1]	KWG Property Holding Ltd.	4,352,963
6,390,000		Mah Sing Group Bhd	3,667,228
28,876		Orco Property	2,942,180
2,579,700		S P Setia Berhad Group	3,972,802
		TOTAL	21,300,199
		Retailing--2.0%
1,069		Dena Co. Ltd.	6,924,556
1,394,595		Game Group PLC	5,151,258
		TOTAL	12,075,814
		Software & Services--6.9%
448,336	[1]	Autonomy Corp. PLC	8,333,029
195,800		Capcom Co. Ltd.	5,366,136
375,600	[1]	Giant Interactive Group, Inc., ADR	3,909,996
440,811		Indra Sistemas SA	12,214,033
145,400		Square Enix Co. Ltd.	4,833,857
87,569	[1]	UbiSoft Entertainment SA	7,337,124
		TOTAL	41,994,175
		Technology, Hardware & Equipment--2.8%
43,472		EVS Broadcast Equipment SA	4,456,242
153,700	[1]	NICE-Systems Ltd., ADR	4,961,436
75,850		Neopost SA	7,854,111
		TOTAL	17,271,789
		Transportation--2.5%
4,411,200	[1]	Airasia BHD	2,134,775
1,692,000		Cosco Corp (Singapore) Ltd.	4,778,872
1,676,000	[1]	Malaysian Airline System	2,141,666
35,469		Panalpina Welttransport Holding AG	5,940,721
		TOTAL	14,996,034
		Utilities--0.7%
1,864,300		YTL Corp., Bhd	4,461,956
		TOTAL COMMON STOCKS (IDENTIFIED COST $451,328,183)	601,226,145
		MUTUAL FUND-1.4%
8,691,363	[2,3]	Prime Value Obligations Fund, Institutional Shares, 3.57% (AT NET ASSET VALUE)	8,691,363
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $460,019,546)[4]	609,917,508
		OTHER ASSETS AND LIABILITIES---NET—(0.0)%[5]	(199,138)
		TOTAL NET ASSETS---100%	$609,718,370

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At February 29, 2008, the cost of investments for federal tax purposes was $460,019,546. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $149,897,962. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $189,651,657 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,753,695.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$85,191,048
Level 2 – Other Significant Observable Inputs	524,726,460
Level 3 – Significant Unobservable Inputs	0
Total	$609,917,508

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Federated International Value Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--94.8%
		Automobiles & Components--2.9%
78,945		Bayerische Motoren Werke AG	$4,321,524
		Banks--8.0%
22,770		BNP Paribas SA	2,045,439
158,423		Banco Santander Central Hispano, SA	2,831,706
342,116		HSBC Holdings PLC	5,208,234
245,898		Unicredito Italiano SpA	1,804,132
		TOTAL	11,889,511
		Commercial Services & Supplies--3.7%
67,142		Adecco SA	3,515,396
370,050		Michael Page International PLC	2,044,610
		TOTAL	5,560,006
		Consumer Durables & Apparel--3.6%
66,383		Compagnie Financiere Richemont AG	3,832,602
25,700		Tod's SpA	1,568,621
		TOTAL	5,401,223
		Consumer Services--3.5%
33,967		Accor SA	2,410,889
92,115		InterContinental Hotels Group PLC	1,403,011
236,873		Ladbrokes PLC	1,429,012
		TOTAL	5,242,912
		Diversified Financials--15.2%
68,152		Credit Suisse Group	3,346,678
204,044		Invesco PLC	5,225,567
76,120		Janus Capital Group, Inc.	1,843,626
85,556		Julius Baer Holding Ltd., Zurich, Class B	6,333,540
21,995		Morgan Stanley	926,429
162,600		Schroders PLC	3,065,690
57,915		UBS AG	1,896,341
		TOTAL	22,637,871
		Energy--5.1%
37,600		Tidewater, Inc.	2,111,240
18,000		Total SA, Class B	1,359,208
29,641	[1]	Transocean Sedco Forex, Inc.	4,164,857
		TOTAL	7,635,305
		Food Beverage & Tobacco--11.7%
348,295		Cadbury Schweppes PLC	3,869,363
238,914		Diageo PLC	4,878,631
31,134		Heineken NV	1,755,503
10,000		Nestle SA	4,779,414
20,640		Pernod-Ricard	2,196,543
		TOTAL	17,479,454
		Household & Personal Products--1.1%
13,500		L'Oreal SA	1,599,641
		Insurance--7.5%
68,118		AXA	2,296,853
717,010		Benfield Group PLC	3,798,773
56,714		Sun Life Financial Services of Canada	2,710,929
72,500		Willis Group Holdings Ltd.	2,381,625
		TOTAL	11,188,180
		Materials--4.1%
49,300		Akzo Nobel NV	3,610,160
2,431		Givaudan SA	2,441,318
		TOTAL	6,051,478
		Media--8.6%
53,500		Asatsu, Inc.	1,725,098
48,400		Corus Entertainment, Inc., Class B	991,358
161,600		Grupo Televisa SA, GDR	3,555,200
80,249		Vivendi SA	3,168,792
285,619		WPP Group PLC	3,355,492
		TOTAL	12,795,940
		Pharmaceuticals Biotechnology & Life Sciences--7.8%
196,568		GlaxoSmithKline PLC	4,309,739
92,197		Novartis AG	4,531,416
49,700		Takeda Pharmaceutical Co., Ltd.	2,762,656
		TOTAL	11,603,811
		Real Estate--1.5%
132,086		Sun Hung Kai Properties	2,304,506
		Retailing--1.8%
329,212		JJB Sports PLC	797,024
1,525,389		Signet Group PLC	1,833,398
		TOTAL	2,630,422
		Semiconductors & Semiconductor Equipment--2.7%
6,746		Samsung Electronics Co.	3,960,330
		Telecommunication Services--3.3%
1,526,862		Vodafone Group PLC	4,900,328
		Transportation--2.7%
78,200		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	4,060,144
		TOTAL COMMON STOCKS (IDENTIFIED COST $108,395,578)	141,262,586
		EXCHANGE TRADED FUND--5.0%
599,612		iShares MSCI Japan (IDENTIFIED COST $6,821,089)	7,513,138
		MUTUAL FUND—0.3%
382,666	[2,3]	Prime Value Obligations Fund, Institutional Shares, 3.57% (AT NET ASSET VALUE)	382,666
		TOTAL INVESTMENTS --- 100.1% (IDENTIFIED COST $115,599,333)[4]	149,158,390
		OTHER ASSETS AND LIABILITIES — NET— (0.1%)[5]	(92,775)
		TOTAL NET ASSETS --- 100%	$149,065,615

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At February 29, 2008, the cost of investments for federal tax purposes was $115,599,333.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $33,559,057.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,017,346 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,458,289.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$35,866,780
Level 2 – Other Significant Observable Inputs	113,291,610
Level 3 – Significant Unobservable Inputs	--
Total	$149,158,390

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008